Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock	$ 3,399	$ 5,503	$ 5,503
Unrecognized cost for unvested restricted shares	$ 24,097		$ 3,978
Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 24 days